NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Schedule of Brookfield Renewables Non-controlling Interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2026	December 31, 2025
Participating non-controlling interests – in operating subsidiaries	$25,395	$24,164
General partnership interest in a holding subsidiary held by Brookfield	50	52
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,423	2,524
BEPC exchangeable shares and class A.2 exchangeable shares	2,312	2,330
Preferred equity	545	563
Perpetual subordinated notes	737	737
	$31,462	$30,370

Schedule of Net Change in Participating Non-Controlling Interests
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2025	Net income (loss)	Other comprehensive (loss) income	Capital contributions	Return of capital	Distributions	Change in Ownership	Other	As at June 30, 2026
Brookfield Americas Infrastructure Fund	78%	$39	$—	$—	$—	$—	$—	$—	$(1)	$38
Brookfield Infrastructure Fund II	43% - 60%	1,171	7	(10)	—	—	(352)	—	(7)	809
Brookfield Infrastructure Fund III	35% - 71%	975	(63)	(40)	—	—	(2)	—	(3)	867
Brookfield Infrastructure Fund IV	75%	1,541	(34)	60	28	—	(70)	—	(13)	1,512
Brookfield Infrastructure Fund V	72%	1,760	(38)	78	—	—	(294)	—	7	1,513
Brookfield Infrastructure Income Fund	3% - 25%	1,092	(13)	54	167	—	(18)	—	2	1,284
Brookfield Global Transition Fund I	77% - 80%	6,385	132	(273)	448	(334)	(114)	—	(127)	6,117
Brookfield Global Transition Fund II	72% - 77%	1,607	(131)	34	1,732	(140)	(21)	—	(154)	2,927
Neoen institutional partners	20% - 38%	2,139	(98)	87	280	—	(1)	—	(120)	2,287
Canadian Hydroelectric Portfolio	50%	1,341	14	(43)	—	—	(32)	—	2	1,282
The Catalyst Group	25%	196	7	—	—	—	—	—	—	203
Isagen institutional partners	54%	4,268	27	427	—	—	(138)	—	—	4,584
Isagen public non-controlling interests	0.3%	24	—	2	—	—	—	—	—	26
Other	1.3% - 50%	1,626	(1)	(27)	255	(18)	(114)	231	(6)	1,946
Total		$24,164	$(191)	$349	$2,910	$(492)	$(1,156)	$231	$(420)	$25,395

Schedule of Composition of the Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$4
Incentive distribution	43	35	84	72
	44	37	87	76
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	79	73	154	147
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	17	35	34
External shareholders	56	50	109	101
Total BEPC exchangeable shares and class A.2 exchangeable shares	73	67	144	135
	$196	$177	$385	$358
The composition of distributions declared for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Brookfield Holders	$32	$28	$64	$56
External LP unitholders	86	78	173	158
	$118	$106	$237	$214

Schedule of Preferred Equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2026	2025	June 30, 2026	December 31, 2025
Series 1 (C$209)	8.37	5.20	April 2025	$4	$4	$147	$152
Series 2 (C$40)(1)	1.59	5.11	April 2025	1	1	28	29
Series 3 (C$249)	9.96	6.52	July 2024	6	4	175	180
Series 5 (C$103)	4.11	5.00	April 2018	2	2	72	75
Series 6 (C$175)	7.00	5.00	July 2018	3	3	123	127
	31.03			$16	$14	$545	$563
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

Schedule of Perpetual Subordinated Notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2026	2025	June 30, 2026	December 31, 2025
April, 2021	14.00	4.63	April, 2026	$8	$8	$340	$340
December, 2021	10.40	4.88	December, 2026	6	6	252	252
March, 2024	6.00	7.25	March, 2029	6	6	145	145
	30.40			$20	$20	$737	$737